Note 7. Investments (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Investments [Abstract]
Equity method investments	$ 132.8	$ 33.2
Cost method investments	16.3	7.9
Total investments	$ 149.1	$ 41.1